SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Rou Assets And Lease Payable
2024		$ 227	$ 300
2025	$ 307	223	294
2026	235	176	232
2027	183	69	91
2028	52	21	28
2029	29	484
Thereafter	623		638
Total	$ 1,429	$ 1,200	$ 1,583